Leases (Tables)	12 Months Ended
Apr. 30, 2025
Leases
Schedule of non-cancellable operating lease contracts	As of April 30, 2025, the Company had the following non-cancellable operating lease contracts:
Description of lease	Lease term

Office premises	2 to 3 years

Schedule of amount recognized in the consolidated balance sheets
	As of April 30,
	2024	2025	2025
	S$	S$	US$

Right-of-use assets	218,146	131,845	100,993
Operating lease liabilities
Current	132,786	109,142	83,603
Non-current	85,360	22,703	17,390
	218,146	131,845	100,993

Schedule of lease cost
	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$

Operating lease expense	136,781	142,670	109,285

Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements as of April 30, 2025 were as follows:

	Minimum lease payment
	S$	US$
Years ending April 30,
2026	112,144	85,902
2027	23,189	17,763
Total future minimum lease payments	135,333	103,665
Less imputed interest	(3,488)	(2,672)
Present value of operating lease liabilities	131,845	100,993
Less: current portion	(109,142)	(83,603)
Long-term portion	22,703	17,390

Schedule of other supplemental information about lease

The following summarizes other supplemental information about the Company’s lease as of April 30:

	As of April 30,
	2024	2025
Weighted average discount rate	5.00%	4.75%
Weighted average remaining lease term	20 months	13 months